UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-777-7818

Date of fiscal year end: September 30, 2015

Date of reporting period March 31, 2015

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

NOMURA HIGH YIELD FUND

SEMI-ANNUAL REPORT

March 31, 2015

Investment Adviser:

NOMURA ASSET MANAGEMENT U.S.A. INC.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-777-7818; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

SECTOR WEIGHTINGS†

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 88.6%

	Face Amount	Value
AUTOMOTIVE — 2.4%
Affinia Group
7.750%, 05/01/21	$100,000	$103,999
Chassix
9.250%, 08/01/18 (A) (B)	100,000	75,875
Chassix Holdings
10.000%, 12/15/18	79,031	4,149
Dana Holding Corp.
5.500%, 12/15/24	75,000	77,250
Exide Technologies
8.625%, 02/01/18 (A)	50,000	563
General Motors
5.200%, 04/01/45	50,000	54,480
5.000%, 04/01/35	25,000	26,762
Gestamp Funding Luxembourg
5.625%, 05/31/20 (B)	200,000	207,500
MPG Holdco I
7.375%, 10/15/22 (B)	50,000	53,688
Navistar International
8.250%, 11/01/21	75,000	73,219
Schaeffler Holding Finance BV
6.250%, 11/15/19 (B) (C)	200,000	212,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
AUTOMOTIVE — continued
Stackpole International Intermediate
7.750%, 10/15/21 (B)	$100,000	$99,500
Titan International
6.875%, 10/01/20	75,000	65,344

		1,054,829

BANKING — 4.9%
Bank of America
6.500%, 12/31/49 (D)	100,000	106,000
6.250%, 09/29/49 (D)	125,000	127,968
CIT Group
3.875%, 02/19/19	75,000	74,438
Citigroup
5.950%, 12/29/49 (D)	50,000	50,688
5.350%, 05/29/49 (D)	50,000	48,553
Credit Agricole
7.875%, 01/23/24 (B) (D)	200,000	212,434
Credit Suisse Group
6.250%, 12/29/49 (B) (D)	200,000	197,500
Goldman Sachs Group
5.700%, 12/29/49 (D)	25,000	25,813
JPMorgan Chase
6.750%, 08/29/49 (D)	100,000	108,999
6.125%, 12/29/49 (D)	125,000	128,112
6.000%, 12/29/49 (D)	75,000	76,313
5.150%, 04/05/23 (D)	100,000	97,875
5.000%, 12/29/49 (D)	75,000	74,059
Lloyds Banking Group
7.500%, 12/01/99 (D)	380,000	404,700
Nordea Bank AB
5.500%, 09/29/49 (B) (D)	200,000	203,749
Societe Generale
5.934%, 12/31/49 (B) (D)	200,000	190,084
Wells Fargo
5.900%, 12/29/49 (D)	50,000	52,188
5.875%, 12/31/49 (D)	25,000	26,505

		2,205,978

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — 11.1%
AK Steel
8.375%, 04/01/22	$50,000	$41,500
Aleris International
7.625%, 02/15/18	50,000	51,188
Alpha Natural Resources
6.250%, 06/01/21	75,000	19,313
6.000%, 06/01/19	75,000	21,375
American Builders & Contractors Supply
5.625%, 04/15/21 (B)	50,000	50,750
ArcelorMittal
9.850%, 06/01/19	125,000	153,358
7.500%, 10/15/39	75,000	79,125
6.000%, 03/01/21	175,000	186,593
5.750%, 08/05/20	50,000	53,250
Arch Coal
8.000%, 01/15/19 (B)	75,000	36,234
7.250%, 06/15/21	75,000	20,500
7.000%, 06/15/19	50,000	11,750
Aruba Investments
8.750%, 02/15/23 (B)	75,000	74,625
Associated Materials
9.125%, 11/01/17	25,000	21,875
AuRico Gold
7.750%, 04/01/20 (B)	25,000	24,625
Boise Cascade
6.375%, 11/01/20	25,000	26,438
Builders FirstSource
7.625%, 06/01/21 (B)	75,000	75,750
Building Materials Corp of America
5.375%, 11/15/24 (B)	125,000	127,500
Building Materials Holding
9.000%, 09/15/18 (B)	175,000	186,374
Cascades
5.500%, 07/15/22 (B)	25,000	25,469
Cemex SAB de CV
5.700%, 01/11/25 (B)	200,000	197,799
Cloud Peak Energy Resources LLC
6.375%, 03/15/24	25,000	21,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — continued
Coeur Mining
7.875%, 02/01/21	$25,000	$21,438
Commercial Metals
4.875%, 05/15/23	25,000	23,750
Compass Minerals International
4.875%, 07/15/24 (B)	75,000	75,563
Constellium
5.750%, 05/15/24 (B)	250,000	237,500
CPG Merger Sub
8.000%, 10/01/21 (B)	100,000	101,750
Eco Services Operations
8.500%, 11/01/22 (B)	75,000	76,125
First Quantum Minerals
6.750%, 02/15/20 (B)	50,000	46,250
FMG Resources August 2006 Pty
6.875%, 02/01/18 (B)	52,000	51,090
6.000%, 04/01/17 (B)	25,000	24,703
Gibraltar Industries
6.250%, 02/01/21	25,000	25,500
Griffon
5.250%, 03/01/22	50,000	49,518
H&E Equipment Services
7.000%, 09/01/22	25,000	25,875
Hardwoods Acquisition
7.500%, 08/01/21 (B)	50,000	48,000
HD Supply
11.500%, 07/15/20	50,000	58,063
7.500%, 07/15/20	125,000	134,375
5.250%, 12/15/21 (B)	50,000	51,625
Headwaters
7.250%, 01/15/19	50,000	52,625
Hecla Mining
6.875%, 05/01/21	50,000	44,500
Hexion US Finance
9.000%, 11/15/20	400,000	283,999
8.875%, 02/01/18	50,000	44,250
Hillman Group
6.375%, 07/15/22 (B)	50,000	50,250
Huntsman International
5.125%, 11/15/22 (B)	75,000	75,375

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — continued
Jac Holding
11.500%, 10/01/19 (B)	$25,000	$25,813
Kissner Milling
7.250%, 06/01/19 (B)	100,000	103,500
Lundin Mining
7.875%, 11/02/22 (B)	25,000	26,125
7.500%, 11/01/20 (B)	25,000	26,000
Masonite International
8.250%, 04/15/21 (B)	25,000	26,781
Mercer International
7.750%, 12/01/22	50,000	53,250
7.000%, 12/01/19	50,000	52,000
Murray Energy
8.625%, 06/15/21 (B)	50,000	52,500
Noranda Aluminum Acquisition
11.000%, 06/01/19	75,000	73,125
Nortek
8.500%, 04/15/21	75,000	80,625
NOVA Chemicals
5.250%, 08/01/23 (B)	50,000	52,438
NWH Escrow
7.500%, 08/01/21 (B)	75,000	70,875
Peabody Energy
6.250%, 11/15/21	50,000	30,938
6.000%, 11/15/18	100,000	79,000
Polymer Group
6.875%, 06/01/19 (B)	25,000	23,969
Resolute Forest Products
5.875%, 05/15/23	225,000	217,349
Rexel
5.250%, 06/15/20 (B)	200,000	210,750
Steel Dynamics
5.125%, 10/01/21 (B)	50,000	50,563
Summit Materials LLC
10.500%, 01/31/20	50,000	55,750
SunCoke Energy Partners
7.375%, 02/01/20 (B)	75,000	77,125
Thompson Creek Metals
12.500%, 05/01/19	50,000	43,250
7.375%, 06/01/18	100,000	79,749

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — continued
TPC Group
8.750%, 12/15/20 (B)	$25,000	$23,000
Unifrax I
7.500%, 02/15/19 (B)	150,000	151,500
United States Steel
6.875%, 04/01/21	25,000	24,734
USG
5.500%, 03/01/25 (B)	25,000	25,500
W.R. Grace & Co-Conn
5.125%, 10/01/21 (B)	75,000	78,000
Wise Metals Intermediate Holdings
9.750%, 06/15/19 (B)	25,000	27,125

		4,950,599

CAPITAL GOODS — 4.5%
Anixter
5.125%, 10/01/21	50,000	51,563
Ardagh Packaging Finance
6.250%, 01/31/19 (B)	200,000	201,500
Belden
5.250%, 07/15/24 (B)	25,000	25,313
Beverage Packaging Holdings Luxembourg II
6.000%, 06/15/17 (B)	100,000	100,500
5.625%, 12/15/16 (B)	50,000	50,313
Bombardier
7.500%, 03/15/25 (B)	75,000	74,016
BWAY Holding
9.125%, 08/15/21 (B)	150,000	156,750
CBC Ammo
7.250%, 11/15/21 (B)	25,000	21,375
CNH Industrial Capital
3.375%, 07/15/19 (B)	100,000	97,500
Colt Defense
8.750%, 11/15/17	50,000	16,250
Emeco Pty
9.875%, 03/15/19 (B)	200,000	149,000
GenCorp
7.125%, 03/15/21	100,000	107,500
Graphic Packaging International
4.875%, 11/15/22	25,000	26,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CAPITAL GOODS — continued
HRG Group
7.750%, 01/15/22 (B)	$75,000	$74,905
KLX
5.875%, 12/01/22 (B)	50,000	50,000
Manitowoc
5.875%, 10/15/22	25,000	27,000
Milacron
7.750%, 02/15/21 (B)	125,000	129,999
Novelis
8.375%, 12/15/17	50,000	52,313
Oshkosh
5.375%, 03/01/22	25,000	26,063
PaperWorks Industries
9.500%, 08/15/19 (B)	100,000	102,875
Sealed Air
8.375%, 09/15/21 (B)	25,000	28,250
5.125%, 12/01/24 (B)	50,000	51,750
Signode Industrial Group Lux
6.375%, 05/01/22 (B)	75,000	74,906
Spirit AeroSystems
5.250%, 03/25/22	50,000	52,250
Tekni-Plex
9.750%, 06/01/19 (B)	65,000	70,200
TransDigm
6.000%, 07/15/22	75,000	75,375
Triumph Group
5.250%, 06/01/22	50,000	49,375
Vander Intermediate Holding II
9.750%, 02/01/19 (B) (C)	25,000	25,250
Waterjet Holdings
7.625%, 02/01/20 (B)	25,000	26,438

		1,994,529

CONSUMER CYCLICAL — 4.3%
1011778 B.C. ULC / New Red Finance
6.000%, 04/01/22 (B)	100,000	104,000
99 Cents Only Stores
11.000%, 12/15/19	25,000	26,375
BI-LO, LLC
8.625%, 09/15/18 (B) (C)	50,000	44,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER CYCLICAL — continued
Checkers Drive-In Restaurants
11.000%, 12/01/17 (B)	$150,000	$163,968
Claire’s Stores
8.875%, 03/15/19	25,000	14,375
Conn’s
7.250%, 07/15/22 (B)	25,000	22,500
DriveTime Automotive Group
8.000%, 06/01/21 (B)	75,000	71,813
Group 1 Automotive
5.000%, 06/01/22 (B)	75,000	75,563
Gymboree
9.125%, 12/01/18	25,000	11,875
Icon Health & Fitness
11.875%, 10/15/16 (B)	75,000	74,438
JC Penney
7.950%, 04/01/17	34,000	34,935
Landry’s
9.375%, 05/01/20 (B)	25,000	26,938
Michaels FinCo Holdings
7.500%, 08/01/18 (B) (C)	28,000	28,700
PC Nextco Holdings
8.750%, 08/15/19	75,000	76,687
Radio Systems
8.375%, 11/01/19 (B)	25,000	26,938
Rite Aid
7.700%, 02/15/27	75,000	87,000
6.875%, 12/15/28 (B)	100,000	110,000
6.750%, 06/15/21	125,000	133,594
6.125%, 04/01/23 (B)	150,000	153,750
Roundy’s Supermarkets
10.250%, 12/15/20 (B)	75,000	65,203
RSI Home Products
6.500%, 03/15/23 (B)	125,000	127,500
rue21 inc
9.000%, 10/15/21 (B)	125,000	107,812
Sally Holdings
5.500%, 11/01/23	25,000	26,438
Sonic Automotive
5.000%, 05/15/23	100,000	99,499

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER CYCLICAL — continued
Spencer Spirit Holdings
9.000%, 05/01/18 (B) (C)	$102,000	$103,657
Tops Holding II
8.750%, 06/15/18	125,000	121,875

		1,939,933

CONSUMER NON-CYCLICAL — 2.4%
Armored Autogroup
9.250%, 11/01/18	100,000	102,874
Central Garden and Pet
8.250%, 03/01/18	23,000	23,647
Cott Beverages
6.750%, 01/01/20 (B)	50,000	51,875
5.375%, 07/01/22 (B)	100,000	96,625
Dean Foods
6.500%, 03/15/23 (B)	25,000	25,125
Dean Holding
6.900%, 10/15/17	100,000	105,999
Diamond Foods
7.000%, 03/15/19 (B)	25,000	25,813
Hearthside Group Holdings
6.500%, 05/01/22 (B)	100,000	99,750
JBS Investments GmbH
7.750%, 10/28/20 (B)	200,000	212,500
JBS USA
7.250%, 06/01/21 (B)	25,000	26,438
KeHE Distributors
7.625%, 08/15/21 (B)	25,000	26,594
Post Holdings
6.000%, 12/15/22 (B)	100,000	96,875
Spectrum Brands
6.625%, 11/15/22	50,000	53,750
6.125%, 12/15/24 (B)	75,000	80,063
Vector Group
7.750%, 02/15/21	25,000	26,688

		1,054,616

ENERGY — 12.4%
Alta Mesa Holdings
9.625%, 10/15/18	75,000	57,375

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Antero Resources
5.625%, 06/01/23 (B)	$125,000	$123,749
5.125%, 12/01/22	50,000	48,250
Approach Resources
7.000%, 06/15/21	50,000	45,000
Blue Racer Midstream
6.125%, 11/15/22 (B)	25,000	25,688
California Resources
6.000%, 11/15/24 (B)	150,000	132,374
Chesapeake Energy
5.750%, 03/15/23	125,000	122,500
5.375%, 06/15/21	150,000	146,249
Citgo Holding
10.750%, 02/15/20 (B)	150,000	154,875
CITGO Petroleum
6.250%, 08/15/22 (B)	50,000	48,750
Concho Resources
5.500%, 04/01/23	25,000	25,185
Crestwood Midstream Partners
6.125%, 03/01/22	50,000	50,625
CSI Compressco
7.250%, 08/15/22 (B)	50,000	44,000
Denbury Resources
6.375%, 08/15/21	75,000	70,688
5.500%, 05/01/22	125,000	112,813
Denver Parent
12.250%, 08/15/18 (C)	55,845	9,773
Energy Transfer Equity
5.875%, 01/15/24	50,000	53,000
Energy XXI Gulf Coast
11.000%, 03/15/20 (B)	200,000	190,749
7.750%, 06/15/19	25,000	10,125
Gibson Energy
6.750%, 07/15/21 (B)	25,000	25,625
Gulfport Energy
7.750%, 11/01/20	25,000	25,750
Halcon Resources
9.750%, 07/15/20	75,000	53,250
8.875%, 05/15/21	25,000	17,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Hercules Offshore
8.750%, 07/15/21 (B)	$25,000	$7,375
7.500%, 10/01/21 (B)	175,000	49,875
6.750%, 04/01/22 (B)	25,000	6,875
Hiland Partners
5.500%, 05/15/22 (B)	25,000	25,750
Laredo Petroleum
7.375%, 05/01/22	150,000	155,437
6.250%, 03/15/23	75,000	74,813
5.625%, 01/15/22	75,000	73,125
LBC Tank Terminals Holding Netherlands BV
6.875%, 05/15/23 (B)	200,000	205,500
Linn Energy
8.625%, 04/15/20	125,000	106,563
6.250%, 11/01/19	50,000	39,500
Magnum Hunter Resources
9.750%, 05/15/20	25,000	22,375
MarkWest Energy Partners
6.500%, 08/15/21	50,000	52,375
Martin Midstream Partners
7.250%, 02/15/21	50,000	48,250
MEG Energy
7.000%, 03/31/24 (B)	125,000	118,438
6.500%, 03/15/21 (B)	50,000	46,500
Memorial Resource Development
5.875%, 07/01/22 (B)	50,000	47,125
Midstates Petroleum
10.750%, 10/01/20	100,000	54,500
9.250%, 06/01/21	50,000	24,500
Newfield Exploration
6.875%, 02/01/20	25,000	25,886
Northern Oil and Gas
8.000%, 06/01/20	25,000	22,313
Oasis Petroleum
6.875%, 03/15/22	50,000	49,000
Parker Drilling
6.750%, 07/15/22	25,000	19,938
Penn Virginia Resource Partners
6.500%, 05/15/21	50,000	52,875

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Pioneer Energy Services
6.125%, 03/15/22	$50,000	$39,250
Precision Drilling
5.250%, 11/15/24 (B)	25,000	21,000
Quicksilver Resources
9.125%, 08/15/19 (A)	325,000	57,688
Rice Energy
7.250%, 05/01/23 (B)	25,000	25,000
Rose Rock Midstream
5.625%, 07/15/22	75,000	74,250
Sabine Oil & Gas
9.750%, 02/15/17	25,000	4,563
Sabine Pass Liquefaction
5.625%, 02/01/21	100,000	101,156
Sabine Pass LNG
7.500%, 11/30/16	100,000	106,750
Sanchez Energy
6.125%, 01/15/23	125,000	112,969
SandRidge Energy
8.125%, 10/15/22	275,000	170,087
7.500%, 03/15/21	100,000	62,500
Sanjel
7.500%, 06/19/19 (B)	200,000	129,000
Seitel
9.500%, 04/15/19	25,000	21,875
Seventy Seven Energy
6.500%, 07/15/22	75,000	34,125
Shelf Drilling Holdings
8.625%, 11/01/18 (B)	300,000	248,250
Southern Star Central
5.125%, 07/15/22 (B)	75,000	77,438
Summit Midstream Holdings
7.500%, 07/01/21	75,000	78,375
5.500%, 08/15/22	150,000	142,874
Sunoco
6.375%, 04/01/23 (B)	100,000	103,250
Targa Resources Partners
4.125%, 11/15/19 (B)	100,000	100,000
Tervita
8.000%, 11/15/18 (B)	25,000	22,313

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Tesoro Logistics
6.125%, 10/15/21	$100,000	$103,500
5.500%, 10/15/19 (B)	25,000	25,875
Triangle USA Petroleum
6.750%, 07/15/22 (B)	75,000	60,938
Tullow Oil
6.250%, 04/15/20 (B)	200,000	173,999
United Refining
10.500%, 02/28/18	300,000	316,500
Warren Resources
9.000%, 08/01/22 (B)	125,000	71,875
Williams Partners
4.875%, 05/15/23	125,000	126,147

		5,534,328

FINANCIAL SERVICES — 5.3%
ACE Cash Express
11.000%, 02/01/19 (B)	100,000	56,375
Aircastle
5.125%, 03/15/21	50,000	52,375
4.625%, 12/15/18	25,000	26,063
Ally Financial
8.000%, 03/15/20	41,000	48,995
5.125%, 09/30/24	75,000	77,531
4.750%, 09/10/18	50,000	51,563
American Capital
6.500%, 09/15/18 (B)	50,000	52,313
Argos Merger Sub
7.125%, 03/15/23 (B)	225,000	233,155
Cardtronics
5.125%, 08/01/22 (B)	25,000	24,813
CNG Holdings
9.375%, 05/15/20 (B)	50,000	36,125
Community Choice Financial
10.750%, 05/01/19	50,000	27,125
Fly Leasing
6.375%, 10/15/21	200,000	198,500
Harland Clarke Holdings
9.750%, 08/01/18 (B)	25,000	26,563
9.250%, 03/01/21 (B)	225,000	219,093
6.875%, 03/01/20 (B)	25,000	25,563

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIAL SERVICES — continued
Icahn Enterprises
5.875%, 02/01/22	$50,000	$51,688
4.875%, 03/15/19	150,000	153,188
Interactive Data
5.875%, 04/15/19 (B)	25,000	25,313
KCG Holdings
8.250%, 06/15/18 (B)	125,000	132,187
Ladder Capital Finance Holdings LLP
7.375%, 10/01/17	50,000	51,375
National Financial Partners
9.000%, 07/15/21 (B)	100,000	102,750
Nationstar Mortgage
6.500%, 08/01/18	250,000	243,499
Navient MTN
8.000%, 03/25/20	25,000	27,815
6.125%, 03/25/24	150,000	144,374
5.500%, 01/15/19	100,000	102,250
Opal Acquisition
8.875%, 12/15/21 (B)	50,000	51,063
Oppenheimer Holdings
8.750%, 04/15/18	19,000	20,026
Prospect Holding
10.250%, 10/01/18 (B)	75,000	56,250
Springleaf Finance
6.000%, 06/01/20	25,000	25,250
TMX Finance
8.500%, 09/15/18 (B)	25,000	17,875

		2,361,055

HEALTHCARE — 5.3%
Alere
6.500%, 06/15/20	50,000	52,000
Amsurg Corp.
5.625%, 11/30/20	25,000	25,625
Aviv Healthcare Properties
6.000%, 10/15/21	25,000	26,844
CHS
8.000%, 11/15/19	25,000	26,625
Crimson Merger Sub
6.625%, 05/15/22 (B)	175,000	155,531

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTHCARE — continued
DaVita HealthCare Partners
6.625%, 11/01/20	$25,000	$26,266
5.750%, 08/15/22	25,000	26,656
Endo Finance
5.750%, 01/15/22 (B)	125,000	128,437
5.375%, 01/15/23 (B)	50,000	50,000
Envision Healthcare
5.125%, 07/01/22 (B)	75,000	76,875
Forest Laboratories
5.000%, 12/15/21 (B)	50,000	55,678
Fresenius Medical Care US Finance II
5.625%, 07/31/19 (B)	25,000	27,263
Halyard Health
6.250%, 10/15/22 (B)	50,000	52,500
HCA
5.375%, 02/01/25	75,000	78,655
5.250%, 04/15/25	100,000	108,124
4.250%, 10/15/19	50,000	51,438
3.750%, 03/15/19	25,000	25,399
HCA Holdings
7.750%, 05/15/21	25,000	26,664
Hologic
6.250%, 08/01/20	25,000	26,063
inVentiv Health
11.000%, 08/15/18 (B)	11,000	10,615
10.000%, 08/15/18 (B) (C)	14,840	15,137
Kindred Healthcare
8.000%, 01/15/20 (B)	50,000	53,656
6.375%, 04/15/22	125,000	126,719
LifePoint Hospitals
5.500%, 12/01/21	75,000	78,937
Omnicare Inc
5.000%, 12/01/24	25,000	26,125
OnCure Holdings
11.750%, 01/15/17 (A)	135,714	40,893
Par Pharmaceutical
7.375%, 10/15/20	75,000	79,500
Pinnacle Merger Sub
9.500%, 10/01/23 (B)	45,000	50,175

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTHCARE — continued
Service International
5.375%, 05/15/24	$200,000	$210,000
Tenet Healthcare
5.000%, 03/01/19 (B)	25,000	24,875
Universal Hospital Services
7.625%, 08/15/20	75,000	66,000
Valeant Pharmaceuticals International
7.250%, 07/15/22 (B)	50,000	53,063
6.750%, 08/15/18 (B)	50,000	52,813
VRX Escrow
6.125%, 04/15/25 (B)	150,000	155,249
5.875%, 05/15/23 (B)	75,000	76,875
5.375%, 03/15/20 (B)	125,000	126,093
WellCare Health Plans
5.750%, 11/15/20	50,000	52,750

		2,346,118

INSURANCE — 0.4%
HUB International
7.875%, 10/01/21 (B)	100,000	102,750
MBIA
7.150%, 07/15/27	25,000	26,875
MBIA Insurance
11.513%, 01/15/33 (B) (D)	125,000	69,063

		198,688

MEDIA — 5.2%
Alliance Data Systems
5.375%, 08/01/22 (B)	50,000	50,000
CCOH Safari
5.750%, 12/01/24	100,000	103,250
5.500%, 12/01/22	25,000	25,625
Cequel Communications Holdings I
5.125%, 12/15/21 (B)	95,000	95,300
CSC Holdings
5.250%, 06/01/24 (B)	50,000	51,125

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEDIA — continued
DISH DBS
6.750%, 06/01/21	$25,000	$26,688
5.875%, 11/15/24	100,000	100,375
5.125%, 05/01/20	50,000	50,500
5.000%, 03/15/23	50,000	48,740
Gannett
5.125%, 07/15/20	25,000	26,156
4.875%, 09/15/21 (B)	25,000	25,563
Gray Television Inc
7.500%, 10/01/20	125,000	132,187
iHeartCommunications
10.625%, 03/15/23 (B)	25,000	25,125
9.000%, 12/15/19	100,000	99,375
Live Nation Entertainment
5.375%, 06/15/22 (B)	75,000	76,875
MDC Partners
6.750%, 04/01/20 (B)	25,000	26,438
Mediacom Broadband
5.500%, 04/15/21	25,000	25,344
MHGE Parent
8.500%, 08/01/19 (B)	75,000	75,656
MPL 2 Acquisition Canco
9.875%, 08/15/18 (B)	75,000	80,063
Multi-Color
6.125%, 12/01/22 (B)	50,000	52,000
Mustang Merger
8.500%, 08/15/21 (B)	100,000	101,750
Nielsen Finance
5.000%, 04/15/22 (B)	100,000	100,625
Nielsen Luxembourg SARL
5.500%, 10/01/21 (B)	150,000	155,344
Outfront Media Capital
5.625%, 02/15/24 (B)	25,000	26,188
5.250%, 02/15/22	50,000	52,375
RCN Telecom Services
8.500%, 08/15/20 (B)	150,000	159,749
RR Donnelley & Sons
7.875%, 03/15/21	25,000	28,725
6.000%, 04/01/24	50,000	51,875

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEDIA — continued
Sinclair Television Group
6.375%, 11/01/21	$100,000	$106,250
5.375%, 04/01/21	75,000	77,250
Sirius XM Radio
5.375%, 04/15/25 (B)	75,000	75,563
Townsquare Media
6.500%, 04/01/23 (B)	100,000	100,000
Wave Holdco
8.250%, 07/15/19 (B) (C)	50,000	51,438
WMG Acquisition
5.625%, 04/15/22 (B)	25,000	25,156

		2,308,673

REAL ESTATE — 1.2%
DuPont Fabros Technology
5.875%, 09/15/21 ‡	50,000	51,875
Forestar USA Real Estate Group
8.500%, 06/01/22 (B)	25,000	24,250
GEO Group
5.875%, 01/15/22 ‡	50,000	53,000
Hunt
9.625%, 03/01/21 (B)	25,000	25,750
Kennedy-Wilson
5.875%, 04/01/24	100,000	100,500
MPT Operating Partnership
6.375%, 02/15/22 ‡	50,000	54,385
Realogy Group
5.250%, 12/01/21 (B)	50,000	50,750
3.375%, 05/01/16 (B)	100,000	100,750
Sabra Health Care
5.500%, 02/01/21 ‡	50,000	53,438

		514,698

SERVICES — 12.2%
Acosta
7.750%, 10/01/22 (B)	25,000	25,906
ADT
6.250%, 10/15/21	100,000	106,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
Air Canada
8.750%, 04/01/20 (B)	$50,000	$55,687
7.750%, 04/15/21 (B)	100,000	107,249
6.750%, 10/01/19 (B)	50,000	53,500
Air Canada 2013-1 Class B Pass-Through Trust
5.375%, 05/15/21 (B)	23,079	24,118
Air Canada 2013-1 Class C Pass-Through Trust
6.625%, 05/15/18 (B)	25,000	26,188
Allegion US Holding
5.750%, 10/01/21	25,000	26,250
American Airlines Group
4.625%, 03/01/20 (B)	75,000	73,643
APX Group
8.750%, 12/01/20	125,000	115,938
Aramark Services
5.750%, 03/15/20	25,000	26,188
Ashtead Capital
5.625%, 10/01/24 (B)	200,000	208,999
Ashton Woods USA
6.875%, 02/15/21 (B)	150,000	136,874
AV Homes
8.500%, 07/01/19 (B)	50,000	47,688
BakerCorp International
8.250%, 06/01/19	25,000	21,688
Beazer Homes USA
7.250%, 02/01/23	125,000	119,999
5.750%, 06/15/19	50,000	49,000
Caesars Entertainment Operating
9.000%, 02/15/20 (A)	50,000	37,250
8.500%, 02/15/20 (A)	25,000	18,750
Century Communities
6.875%, 05/15/22	25,000	24,875
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (B)	96,000	96,240
Cleopatra Finance
5.625%, 02/15/20 (B)	200,000	195,399
CMA CGM
8.500%, 04/15/17 (B)	150,000	153,375
Compiler Finance Sub
7.000%, 05/01/21 (B)	50,000	38,625

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
Continental Airlines 2012-3 Class C Pass-Thru Certificates
6.125%, 04/29/18	$100,000	$105,499
Covanta Holding
5.875%, 03/01/24	25,000	26,000
DR Horton
3.750%, 03/01/19	50,000	50,750
Flexi-Van Leasing
7.875%, 08/15/18 (B)	100,000	102,000
Florida East Coast Holdings
9.750%, 05/01/20 (B)	25,000	24,438
6.750%, 05/01/19 (B)	25,000	25,250
Garda World Security
7.250%, 11/15/21 (B)	100,000	98,750
Golden Nugget Escrow
8.500%, 12/01/21 (B)	50,000	51,250
Intrepid Aviation Group Holdings
6.875%, 02/15/19 (B)	50,000	45,875
Isle of Capri Casinos
5.875%, 03/15/21	75,000	77,438
Jack Cooper Holdings
9.250%, 06/01/20 (B)	150,000	155,625
JCH Parent
10.500%, 03/15/19 (B) (C)	79,219	71,693
Jurassic Holdings III
6.875%, 02/15/21 (B)	25,000	21,750
K Hovnanian Enterprises
8.000%, 11/01/19 (B)	50,000	48,500
7.000%, 01/15/19 (B)	75,000	72,234
Kenan Advantage Group
8.375%, 12/15/18 (B)	25,000	26,125
Mattamy Group
6.500%, 11/15/20 (B)	25,000	24,188
Meritage Homes
4.500%, 03/01/18	25,000	25,563
MGM Resorts International
10.000%, 11/01/16	75,000	83,063
8.625%, 02/01/19	25,000	28,625
6.625%, 07/15/15	75,000	75,844
Michael Baker Holdings
8.875%, 04/15/19 (B) (C)	25,000	23,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
Midas Intermediate Holdco II
7.875%, 10/01/22 (B)	$100,000	$98,750
NAI Entertainment Holdings
5.000%, 08/01/18 (B)	50,000	52,063
NANA Development
9.500%, 03/15/19 (B)	175,000	162,749
Nathan’s Famous
10.000%, 03/15/20 (B)	100,000	105,499
Navios Maritime Acquisition
8.125%, 11/15/21 (B)	125,000	126,250
Navios South American Logistics
7.250%, 05/01/22 (B)	25,000	24,344
NCL
5.250%, 11/15/19 (B)	165,000	169,124
Neovia Logistics Intermediate Holdings
10.000%, 02/15/18 (B) (C)	75,000	75,750
NES Rentals Holdings
7.875%, 05/01/18 (B)	75,000	76,125
New Enterprise Stone & Lime
13.000%, 03/15/18 (C)	121,076	130,761
Outerwall
5.875%, 06/15/21 (B)	50,000	45,375
Palace Entertainment Holdings
8.875%, 04/15/17 (B)	50,000	50,844
Penn National Gaming
5.875%, 11/01/21	50,000	49,875
Pinnacle Entertainment
7.500%, 04/15/21	25,000	26,500
6.375%, 08/01/21	50,000	53,250
Regal Entertainment Group
5.750%, 06/15/23	75,000	76,688
SBA Communications
4.875%, 07/15/22 (B)	25,000	24,552
Scientific Games International
10.000%, 12/01/22 (B)	50,000	47,000
Speedway Motorsports
5.125%, 02/01/23 (B)	50,000	50,750
Standard Pacific
8.375%, 01/15/21	25,000	29,063
5.875%, 11/15/24	25,000	25,813

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
Sugarhouse HSP Gaming Prop Mezz
6.375%, 06/01/21 (B)	$50,000	$47,875
Syncreon Group BV
8.625%, 11/01/21 (B)	200,000	172,000
Taylor Morrison Communities
5.625%, 03/01/24 (B)	75,000	73,687
Teekay Offshore Partners
6.000%, 07/30/19	100,000	90,875
TMS International
7.625%, 10/15/21 (B)	25,000	25,125
Transfield Services
8.375%, 05/15/20 (B)	25,000	26,750
TRI Pointe Holdings
5.875%, 06/15/24 (B)	50,000	49,031
4.375%, 06/15/19 (B)	75,000	73,500
United Airlines 2014-1 Class B Pass-Through Trust
4.750%, 04/11/22	25,000	25,375
United Continental Holdings
6.375%, 06/01/18	25,000	26,531
US Airways 2012-2 Class C Pass-Through Trust
5.450%, 06/03/18	25,000	25,688
US Airways Group
6.125%, 06/01/18	50,000	52,750
Viking Cruises
8.500%, 10/15/22 (B)	50,000	55,875
William Lyon Homes
8.500%, 11/15/20	25,000	27,188
5.750%, 04/15/19	25,000	25,375
Woodside Homes
6.750%, 12/15/21 (B)	75,000	72,188
XPO Logistics
7.875%, 09/01/19 (B)	25,000	26,469

		5,451,296

TECHNOLOGY & ELECTRONICS — 6.2%
Activision Blizzard
5.625%, 09/15/21 (B)	50,000	53,375
Advanced Micro Devices
6.750%, 03/01/19	75,000	73,125
Affinion Investments
13.500%, 08/15/18	153,000	94,860

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TECHNOLOGY & ELECTRONICS — continued
Alcatel-Lucent USA
6.500%, 01/15/28	$75,000	$76,125
Allen Systems Group
10.500%, 11/15/16 (A) (B)	75,000	21,000
Ancestry.com
11.000%, 12/15/20	175,000	195,124
Ancestry.com Holdings
9.625%, 10/15/18 (B) (C)	175,000	177,187
Artesyn Embedded Technologies
9.750%, 10/15/20 (B)	100,000	97,000
Audatex North America
6.125%, 11/01/23 (B)	75,000	79,594
6.000%, 06/15/21 (B)	25,000	26,438
Avaya
10.500%, 03/01/21 (B)	200,000	171,000
BMC Software Finance
8.125%, 07/15/21 (B)	25,000	23,000
Boxer Parent
9.000%, 10/15/19 (B) (C)	25,000	20,750
CDW
6.000%, 08/15/22	25,000	26,930
5.500%, 12/01/24	50,000	52,375
Ceridian HCM Holding
11.000%, 03/15/21 (B)	50,000	51,938
CommScope
5.500%, 06/15/24 (B)	75,000	75,375
5.000%, 06/15/21 (B)	75,000	75,281
CommScope Holding
6.625%, 06/01/20 (B) (C)	50,000	51,500
Eagle Midco
9.000%, 06/15/18 (B)	50,000	51,125
EarthLink Holdings
8.875%, 05/15/19	75,000	77,625
Entegris
6.000%, 04/01/22 (B)	25,000	26,188
First Data
11.750%, 08/15/21	14,750	17,128
10.625%, 06/15/21	114,000	130,244
Freescale Semiconductor
5.000%, 05/15/21 (B)	75,000	79,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TECHNOLOGY & ELECTRONICS — continued
Infor US
6.500%, 05/15/22 (B)	$125,000	$128,125
iPayment
9.500%, 12/15/19 (B)	61,690	58,297
Micron Technology
5.500%, 02/01/25 (B)	25,000	25,250
5.250%, 08/01/23 (B)	150,000	152,624
NCR
6.375%, 12/15/23	125,000	133,750
5.875%, 12/15/21	25,000	26,156
Netflix
5.500%, 02/15/22 (B)	25,000	25,563
NeuStar
4.500%, 01/15/23	100,000	86,500
Nortel Networks
10.750%, 07/15/16 (A)	100,000	112,875
Sanmina
4.375%, 06/01/19 (B)	25,000	24,938
Sungard Availability Services Capital
8.750%, 04/01/22 (B)	50,000	31,625
SunGard Data Systems
7.375%, 11/15/18	100,000	104,125
VeriSign
5.250%, 04/01/25 (B)	25,000	25,500

		2,759,115

TELECOMMUNICATION SERVICES — 7.4%
Altice
6.250%, 02/15/25 (B)	EUR 100,000	107,647
B Communications
7.375%, 02/15/21 (B)	50,000	53,825
CenturyLink
7.600%, 09/15/39	200,000	205,874
5.800%, 03/15/22	100,000	104,625
Cogent Communications Finance
5.625%, 04/15/21 (B)	75,000	73,688
Cogent Communications Group
5.375%, 03/01/22 (B)	25,000	24,938
Consolidated Communications
6.500%, 10/01/22 (B)	75,000	76,125

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TELECOMMUNICATION SERVICES — continued
Digicel
6.750%, 03/01/23 (B)	$200,000	$194,250
Digicel Group
7.125%, 04/01/22 (B)	200,000	183,500
Frontier Communications
7.625%, 04/15/24	25,000	26,156
Intelsat Jackson Holdings
7.500%, 04/01/21	25,000	25,719
5.500%, 08/01/23	25,000	23,688
Intelsat Luxembourg
8.125%, 06/01/23	75,000	69,375
6.750%, 06/01/18	50,000	49,250
Level 3 Financing
8.125%, 07/01/19	175,000	184,844
5.625%, 02/01/23 (B)	50,000	51,375
NII Capital
10.000%, 08/15/16 (A)	75,000	36,750
8.875%, 12/15/19 (A)	25,000	12,000
7.625%, 04/01/21 (A)	100,000	31,500
NII International Telecom SCA
11.375%, 08/15/19 (A) (B)	50,000	47,750
Pacnet
9.000%, 12/12/18 (B)	200,000	225,000
Sprint
7.875%, 09/15/23	175,000	178,500
7.625%, 02/15/25	25,000	24,875
7.250%, 09/15/21	50,000	50,438
7.125%, 06/15/24	50,000	49,000
Sprint Capital
8.750%, 03/15/32	225,000	233,437
T-Mobile USA
6.731%, 04/28/22	50,000	52,813
6.625%, 04/01/23	225,000	236,530
6.542%, 04/28/20	50,000	52,813
6.250%, 04/01/21	75,000	78,281
6.000%, 03/01/23	100,000	102,719
5.250%, 09/01/18	50,000	51,813

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TELECOMMUNICATION SERVICES — continued
West
5.375%, 07/15/22 (B)	$100,000	$98,000
Windstream
7.750%, 10/01/21	75,000	75,594
Windstream Holding of the Midwest
6.750%, 04/01/28	50,000	47,250
Zayo Group
6.000%, 04/01/23 (B)	175,000	176,750

		3,316,692

UTILITIES — 3.4%
AES
5.500%, 03/15/24	125,000	124,375
3.234%, 06/01/19 (D)	50,000	49,875
Calpine
5.500%, 02/01/24	50,000	50,500
5.375%, 01/15/23	50,000	50,250
ContourGlobal Power Holdings
7.125%, 06/01/19 (B)	200,000	204,999
Dynegy
5.875%, 06/01/23	100,000	97,750
Dynegy Finance I
7.375%, 11/01/22 (B)	150,000	158,250
Energy Future Intermediate Holding
12.250%, 03/01/22 (A) (B)	79,343	87,079
Ferrellgas
6.750%, 01/15/22	25,000	25,560
GenOn Energy
9.875%, 10/15/20	25,000	25,438
9.500%, 10/15/18	100,000	102,500
Illinois Power Generating
7.000%, 04/15/18	100,000	93,000
NRG Energy
6.250%, 07/15/22	175,000	178,188
Suburban Propane Partners
5.500%, 06/01/24	75,000	77,063
TerraForm Power Operating
5.875%, 02/01/23 (B)	50,000	51,875

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Texas Competitive Electric Holdings
11.500%, 10/01/20 (A) (B)	$200,000	$126,000
10.250%, 11/01/15 (A)	100,000	9,250

		1,511,952

Total Corporate Obligations
(Cost $40,692,456)		39,503,099

LOAN PARTICIPATIONS – 7.9%

AUTOMOTIVE — 0.9%
Affinion Group, Inc., Initial Second Lien Term Loan
8.500%, 10/12/18	25,000	21,982
Affinion Group, Inc., Tranche B Term Loan
6.750%, 10/08/16	24,937	23,716
Chassix Delayed Draw Term Loan
0.000%, 12/13/15 (E)	15,026	14,575
Chassix Exit Term Loan
0.000%, 12/13/15 (E)	38,483	37,329
Chassix Initial Term Loan
0.000%, 12/13/15 (E)	60,105	58,302
Exide Technologies, Initial Term Advance
9.000%, 03/31/15	171,088	137,298
Federal Mogul Corporation, Tranche B Term Loan
4.000%, 04/15/18	250	249
Federal Mogul Corporation, Tranche B Term Loan
4.000%, 04/15/18	49,500	49,323
Federal Mogul Corporation, Tranche C Term Loan
4.750%, 04/15/21	375	375
Federal Mogul Corporation, Tranche C Term Loan
4.750%, 04/15/21	74,250	74,166

		417,315

BASIC INDUSTRY — 0.4%
Atkore International, Inc., First Lien Initial Term Loan
4.500%, 04/09/21	24,875	24,688
Atkore International, Inc., Second Lien Initial Term Loan
7.750%, 10/09/21	25,000	24,250
AZ Chem U.S. Inc., First Lien Initial Term Loan
4.500%, 06/10/21	46,027	46,174

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — continued
AZ Chem U.S. Inc., Second Lien Initial Term Loan
7.500%, 06/10/22	$25,000	$24,724
NewPage Corporation, Term B Loan
9.500%, 02/11/21	73,447	70,632

		190,468

CAPITAL GOODS — 0.2%
Polymer Group, Inc., Initial Loan
5.250%, 12/19/19	74,483	74,856
Signode Industrial Group US, Inc., Initial Term B Loan
3.750%, 05/01/21	17,037	16,962

		91,818

CHEMICALS — 0.3%
Signode Industrial Group Term Loan
3.750%, 05/01/21	24,444	24,338
W.R. Grace & Co, Exit Delayed Term Loan
3.000%, 02/03/21	26,316	26,349
W.R. Grace & Co, Exit Term Loan
2.750%, 02/03/21	46,816	46,874
W.R. Grace & Co, First Lien Term Loan
2.750%, 02/03/21	26,316	26,349

		123,910

CONSUMER CYCLICAL — 0.4%
JC Penney Corp., Inc., Term Loan
5.000%, 06/13/19	24,875	24,595
Michaels Stores, Inc., Incremental Cov-Lite Term Loan
4.000%, 01/28/20	463	466
Michaels Stores, Inc., Incremental Term Loan
4.000%, 01/28/20	24,412	24,532
Neiman Marcus Group Inc., Term Loan
4.250%, 10/25/20	123,441	123,209
Phillips Pet Food & Supplies, Second Lien
8.250%, 01/31/22	25,000	18,458

		191,260

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
CONSUMER GOODS — 0.1%
Shearer’s Foods, LLC, First Lien Term Loan
4.500%, 06/30/21	$24,938	$25,000
Shearer’s Foods, LLC, Second Lien Term Loan
7.750%, 06/30/22	25,000	24,781

		49,781

CONSUMER NON-CYCLICAL — 0.6%
Diamond Foods, Inc.
4.250%, 08/20/18	49,500	49,539
Hearthside Group Holdings, LLC, Term Loan
4.500%, 06/02/21	49,750	50,113
Steinway Musical Instruments, Inc., First Lien Term Loan
4.750%, 09/19/19	48,511	48,602
Visant Corporation, Initial Term Loan
7.000%, 09/23/21	74,813	75,257
Vogue International LLC, Initial Tranche B Term Loan
5.250%, 02/14/20	24,813	25,030

		248,541

ENERGY — 0.6%
CITGO First Lien Term Loan
9.500%, 05/12/18	100,000	99,563
CITGO Petroleum Corporation, Term B Loan
4.500%, 07/23/21	24,938	24,782
HFOTCO LLC, Tranche B Term Loan
4.250%, 08/19/21	24,938	24,314
Sabine Oil & Gas LLC, Second Lien Term Loan
8.750%, 12/31/18	25,000	12,473
Southcross Holdings Borrower LP, Term Loan
6.000%, 07/29/21	24,875	23,693
Stallion Oilfield Holdings, Inc., Term Loan
8.000%, 06/19/18	96,209	70,232

		255,057

FINANCIAL SERVICES — 0.1%
Orchard Acquisition Company, LLC, Initial Term Loan
7.000%, 02/08/19	39,087	38,110

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
HEALTHCARE — 0.5%
Amsurg Corp., Initial Term Loan
3.750%, 07/16/21	$24,875	$24,967
DPX Holdings BV (fka JLL/Delta Dutch Newco BV), Initial Dollar Term Loan
4.250%, 03/11/21	74,625	74,421
Opal Acquisition, Inc., Term B Loan
5.000%, 11/27/20	49,624	49,712
Par Pharmaceutical Incremental Cov-Lite Term Loan B
4.250%, 09/30/19	25,000	25,016
Premier Dental Services, Inc., New Term Loan
6.000%, 11/01/18	74,250	68,310

		242,426

INSURANCE — 0.2%
Asurion, LLC, Incremental Tranche B-1 Term Loan
5.000%, 05/24/19	24,561	24,665
MPH Acquisition Holdings LLC, Initial Term Loan
3.750%, 03/31/21	65,966	65,854

		90,519

LEISURE — 0.2%
Delta 2 (Lux) S.a.r.l., Second Lien Facility
7.750%, 07/29/22	75,000	74,656
Great Wolf Resorts Cov-Lite Term Loan
5.750%, 08/06/20	63	64
Hilton Hotels Cov-Lite Term Loan
3.500%, 10/26/20	28,070	28,140

		102,860

MEDIA — 0.5%
Cengage Learning Acquisitions, Inc., Term Loan
7.000%, 03/31/20	74,438	74,843
Charter Communications Operating, LLC, Term Loan G
4.250%, 09/12/21	75,000	75,729
Harland Clarke Holdings Corp., Tranche B-3 Term Loan
7.000%, 04/26/18	28,800	29,061
Harland Clarke Holdings Corp., Tranche B-4 Term Loan
6.000%, 08/04/19	46,188	46,499

		226,132

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
PROFESSIONAL & BUSINESS SERVICES — 0.5%
Advantage Sales & Marketing Inc., First Lien Term Loan
4.250%, 07/23/21	$403	$404
Advantage Sales & Marketing, Inc., First Lien Term Loan
4.250%, 07/23/21	401	402
Harland Clarke Cov-Lite Term Loan B
7.000%, 05/22/18	187,763	189,464
6.000%, 08/04/19	26,938	27,119

		217,389

REAL ESTATE — 0.2%
DTZ U.S. Borrower, LLC, First Lien
5.500%, 11/04/21	10,781	10,866
DTZ U.S. Borrower, LLC, Second Lien
9.250%, 11/04/22	68,072	68,412
DTZ U.S. Borrower, LLC, Second Lien Term Loan
9.250%, 11/04/22	6,928	7,002
DTZ U.S. Borrower, LLC, Term Loan
5.500%, 11/04/21	14,219	14,332

		100,612

SERVICES — 1.2%
Acosta Holdco, Inc., Initial Term Loan
5.000%, 08/13/21	49,875	50,448
Advantage Sales & Marketing Inc., First Lien Initial Term Loan
4.250%, 07/23/21	24,133	24,156
Advantage Sales & Marketing Inc., Second Lien Term Loan
7.500%, 07/25/22	25,000	25,089
Commercial Barge Line Company, Second Lien Initial Term Loan
10.750%, 03/22/20	125,000	125,624
Great Wolf Resorts, Inc., Term B Loan
5.750%, 08/06/20	24,873	24,967
Hilton Worldwide Finance LLC, Initial Term Loan
3.500%, 10/26/20	57,018	57,160
RHP Hotel Properties, LP, Tranche B Term Loan
3.750%, 01/15/21	99,500	100,111

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount/ Shares	Value
SERVICES — continued
Sabre Inc., First Lien
4.500%, 02/19/19	$49,375	$49,486
Syncreon Group Holdings BV, Term Loan
5.250%, 10/28/20	73,876	71,106

		528,147

TECHNOLOGY & ELECTRONICS — 0.4%
Entegris, Inc., Tranche B Term Loan
3.500%, 04/30/21	20,861	20,844
iQor US Inc., First Lien Term B Loan
6.000%, 04/01/21	48,189	45,900
iQor US Inc., Second Lien Term Loan
9.750%, 04/01/22	75,000	70,500
Sensata Technologies BV, Third Amendment Term Loan
3.500%, 10/14/21	24,938	25,111

		162,355

TELECOMMUNICATIONS — 0.1%
Level 3 Financing, Inc., Tranche B Term Loan
4.500%, 01/31/22	25,000	25,168

UTILITIES — 0.5%
Calpine Corporation, Delayed Term Loan
4.000%, 10/31/20	99,000	99,380
Energy Future Intermediate Holding Company LLC, Term Loan
4.250%, 06/19/16	50,000	50,229
Texas Competitive Electric Holdings Company LLC, Delayed Term Loan
3.750%, 05/05/16	56,436	56,823

		206,432

Total Loan Participations (Cost $3,581,419)		3,508,300

PREFERRED STOCK — 0.7%

FINANCIALS — 0.4%
Ally Financial, 8.500% (D)	3,243	86,491
Citigroup, 6.875% (D)	1,749	47,678

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

PREFERRED STOCK — continued

	Shares/ Face Amount	Value
FINANCIALS — continued
Cowen Group, 8.250%	1,337	$35,598

		169,767

INDUSTRIALS — 0.3%
General Finance, 8.125%	1,116	29,295
Seaspan, 6.375%	5,046	127,057

		156,352

Total Preferred Stock (Cost $317,818)		326,119

COMMON STOCK — 0.3%

CONSUMER DISCRETIONARY — 0.2%
Travelport Worldwide	7,046	117,669

FINANCIALS — 0.1%
EME Reorganization Trust	41,260	1,700
iPayment Holdings * (F)	6,892	27,051

		28,751

UTILITIES — 0.0%
NRG Energy	376	9,471

Total Common Stock (Cost $163,476)		155,891

CONVERTIBLE BOND — 0.2%

INDUSTRIALS — 0.2%
Meritor
4.000%, 02/15/27 (G)	$75,000	77,953

Total Convertible Bonds (Cost $72,279)		77,953

WARRANTS — 0.0%

	Number of Warrants	Value
iPayment Holdings, Expires 12/29/22 *(F) (Cost $0)	44,936	17,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

SHORT-TERM INVESTMENT — 2.4%

	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (H) (Cost $1,067,861)	1,067,861	$1,067,861

Total Investments — 100.1% (Cost $45,895,309)		$44,656,973

Percentages are based on Net Assets of $44,595,948.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security in default on interest payments.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Distributions are paid-in-kind.
(D)	Floating rate security - Rate disclosed is the rate in effect on March 31, 2015.
(E)	Unsettled bank loan. Interest rate unavailable.
(F)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of March 31, 2015, was $44,801 and represented 0.1% of Net Assets.
(G)	Step Bond - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2015. The coupon on a step bond changes on a specified date.
(H)	The rate reported is the 7-day effective yield as of March 31, 2015.

Cl — Class

EUR — Euro

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LP — Limited Partnership

MTN — Medium Term Note

ULC — Unlimited Liability Company

The following is a list of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at market value

Investments in Securities	Level 1	Level 2	Level 3†	Total
Corporate Obligations	$—	$39,503,099	$—	$39,503,099
Loan Participations	—	3,508,300	—	3,508,300
Preferred Stock	326,119	—	—	326,119
Common Stock	128,840	—	27,051	155,891
Convertible Bond	—	77,953	—	77,953
Warrants	—	—	17,750	17,750
Short-Term Investment	1,067,861	—	—	1,067,861

Total Investments in Securities	$1,522,820	$43,089,352	$44,801	$44,656,973

†	A reconciliation of Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $45,895,309)	$44,656,973
Interest Receivable	815,218
Receivable for Investment Securities Sold	330,638
Receivable from Adviser	57,041
Receivable for Capital Shares Sold	896
Prepaid Expenses	15,652

Total Assets	45,876,418

Liabilities:
Payable for Investment Securities Purchased	1,105,623
Legal Fees Payable	73,346
Payable due to Administrator	10,617
Chief Compliance Officer Fees Payable	3,081
Other Accrued Expenses	87,803

Total Liabilities	1,280,470

Net Assets	$44,595,948

Net Assets Consist of:
Paid-in-Capital	$46,384,246
Distributions in Excess of Net Investment Income	(92,485)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(458,516)
Net Unrealized Depreciation on Investments	(1,238,336)
Net Unrealized Appreciation on Foreign Currency Transactions	1,039

Net Assets	$44,595,948

Net Asset Value and Redemption Price Per Share (unlimited authorization – no par value) Class I Shares ($44,595,948 ÷ 4,557,188)	$9.79

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
FOR THE SIX MONTHS ENDED
MARCH 31, 2015† (Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Interest Income	$1,748,840
Dividend Income	6,590

Total Investment Income	1,755,430

Expenses:
Investment Advisory Fees	131,757
Administration and Accounting Fees	75,816
Trustees’ Fees	62,524
Chief Compliance Officer Fees	19,244
Legal Fees	333,803
Pricing Fees	54,299
Transfer Agent Fees	46,302
Custodian Fees	18,829
Registration Fees	13,104
Audit Fees	10,177
Printing Fees	10,039
Insurance and Other Expenses	77,209

Total Expenses	853,103

Less: Investment Advisory Fees Waived	(122,761)
Reimbursement from Investment Adviser	(570,255)

Net Expenses	160,087

Net Investment Income	1,595,343

Net Realized Loss on:
Investments	(303,737)
Foreign Currency Transactions	(13,602)

Net Realized Loss	(317,339)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,208,740)
Foreign Currency Transactions	2,386

Net Change in Unrealized Appreciation (Depreciation)	(1,206,354)

Net Realized and Unrealized Loss on Investments	(1,523,693)

Net Increase in Net Assets Resulting from Operations	$ 71,650

†	On December 8, 2014, the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Predecessor Fund”) was reorganized into the Advisors’ Inner Circle III Nomura High Yield Fund. Information presented prior to December 8, 2014 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2015† (Unaudited)	Year Ended September 30, 2014

Operations:
Net Investment Income	$1,595,343	$3,452,995
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(317,339)	1,024,729
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(1,206,354)	25,314

Net Increase in Net Assets Resulting from Operations	71,650	4,503,038

Dividends and Distributions from:
Net Investment Income	(1,606,451)	(3,703,436)
Net Realized Gains	(995,017)	(726,436)

Total Dividends and Distributions	(2,601,468)	(4,429,872)

Capital Share Transactions(1)
Issued	115	399,440
Reinvestment of Distributions	2,598,865	4,374,080
Redeemed	(10,827,202)	(4,565,341)
Redemption Fees(2)	2,766	1,863

Net Increase (Decrease) from Capital Share Transactions	(8,225,456)	210,042

Total Increase (Decrease) in Net Assets	(10,755,274)	283,208

Net Assets:
Beginning of Period	55,351,222	55,068,014

End of Period (including distributions in excess of net investment income of $(92,485) and $(81,377), respectively)	$44,595,948	$55,351,222

†	On December 8, 2014, the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Predecessor Fund”) was reorganized into the Advisors’ Inner Circle III Nomura High Yield Fund. Information presented prior to December 8, 2014 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.
(1)	See Note 6 in the Notes to Financial Statements.
(2)	See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Class I Shares
	Six Months Ended March 31, 2015(1) (Unaudited)	Year Ended September 30, 2014(1)	Period Ended September 30, 2013(2)
Net Asset Value, Beginning of Period	$10.24	$10.23	$10.00

Income from Operations:
Net Investment Income(3)	0.33	0.65	0.51
Net Realized and Unrealized Gain (Loss) on Investments	(0.28)	0.20	0.22

Total from Operations	0.05	0.85	0.73

Redemption Fees(3) (4)	—	—	—

Dividends and Distributions from:
Net Investment Income	(0.32)	(0.70)	(0.50)
Net Realized Gains	(0.18)	(0.14)	—

Total Dividends and Distributions	(0.50)	(0.84)	(0.50)

Net Asset Value, End of Period	$9.79	$10.24	$10.23

Total Return †	0.65%	8.50%	7.39%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$44,596	$55,351‡	$55,068‡
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	0.67%*	0.85%	0.85%*
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	3.56%*	2.60%	2.60%*
Ratio of Net Investment Income to Average Net Assets	6.65%*	6.24%	6.71%*
Portfolio Turnover Rate	57%**	114%	148%**

(1)	On December 8, 2014, the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Predecessor Fund”) was reorganized into the Advisors’ Inner Circle III Nomura High Yield Fund. Information presented prior to December 8, 2014 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.
(2)	The Predecessor Fund commenced operations on December 27, 2012.
(3)	Per share data calculated using average shares method.
(4)	Value is less than $0.01 per share.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
‡	Net Assets represent Class A, Class C and Class I of the Predecessor Fund.
*	Annualized
**	Not Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven funds. The financial statements herein are those of the Nomura High Yield Fund (the “Fund”). The investment objective of the Fund is to achieve current yield and capital growth. The Fund is a diversified fund that invests in a portfolio of high yield bonds that Nomura Asset Management U.S.A. Inc. (the “Adviser” or “NAM USA”) believes have good earnings growth potential and are undervalued in the market. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

On December 5, 2014, the shareholders of the High Yield Fund (the “Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the acquisition of all the assets and assumption of all the liabilities of the Predecessor Fund, a series of Nomura Partners Funds, Inc., by the Fund in exchange for Class I Shares of the Fund; (b) the distribution of such shares to the shareholders of the Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization was December 8, 2014. The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Fund. The financial statements and financial highlights reflect the financial information of the Predecessor Fund through December 7, 2014.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Third-party valuation providers often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Funds’ pricing agent for such securities, if available, and otherwise are valued at amortized cost.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015

transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six month period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six month period ended March 31, 2015, there were transfers between Level 1 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of each period. For details of the investment classifications, refer to the Schedule of Investments for the Fund.

During the six month period ended March 31, 2015, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their income to their shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not”

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015

(i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. As of and during the six month period ended March 31, 2015, the Fund did not have a liability for any unrecognized tax benefits.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of its net investment income and make distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015

Redemption Fees — The Fund imposes a 2.00% redemption fee on the current value of shares redeemed less than 30 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Fund are reported on the Statement of Changes in Net Assets.

3. Transactions with Affiliates:

Effective December 8, 2014, certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust. Prior to December 8, 2014, the Predecessor Fund entered into master distribution agreements with Foreside Fund Services, LLC to serve as the distributor for the Class A and Class C shares of the Predecessor Fund.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

Effective December 8, 2014, the Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period from December 8, 2014 to March 31, 2015, the Fund was charged $23,542 for these services. Prior to December 8, 2014, the Predecessor Fund entered into an administrative services agreement with State Street Bank and Trust Company (“State Street”) pursuant to which the Predecessor Fund agreed to pay State Street for certain administrative costs incurred in providing accounting services to the Predecessor Fund. Expenses incurred under the agreement are shown in the Statement of Operations as “Administration Fees”.

Effective December 8, 2014, DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. Prior to December 8, 2014, the Predecessor Fund entered into a transfer agency and service agreement with Boston Financial Data Services (“BFDS”)

MUFG Union Bank, N.A. acts as the custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.65% of the Fund’s average daily net assets until January 29, 2016. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the trust, effective as of the close of business on January 29, 2016.

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place.

As of March 31, 2015, fees for the Fund which were previously waived or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $122,761 expiring in 2018.

Prior to December 8, 2014, NAM USA served as investment adviser to the Predecessor Fund. NAM USA had contractually agreed through January 28, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual Fund operating expenses after fee waivers and/or expense reimbursement to 0.85% of the Predecessor Fund’s average daily net assets. For the period from October 1, 2014 through December 7, 2014, NAM USA waived advisory fees and/or reimbursed expenses of $570,255.

The Adviser has entered into an investment sub-advisory agreement with Nomura Corporate Research and Assets Management Inc. (“NCRAM”) to sub-advise the Fund, and pays the sub-adviser out of the advisory fee that it receives from the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015

6. Capital Share Transactions:

	Six Months Ended March 31, 2015† (Unaudited)		Year Ended September 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Shares Sold
Class A	-	-	21,267	218,860
Class C	-	-	3,831	39,580
Class I	(68)	115	13,686	141,000
Shares Reinvested
Class A	2,848	29,004	25,026	260,409
Class C	1,133	11,534	8,661	90,115
Class I	260,557	2,558,327	386,395	4,023,556
Shares Redeemed
Class A	(284,856)	(2,825,490)	(279,595)	(2,928,868)
Class C	(161,617)	(1,621,214)	(24,714)	(261,716)
Class I	(665,031)	(6,380,498)	(132,766)	(1,374,757)
Redemption Fees
Class A	—	177	—	177
Class C	—	61	—	61
Class I	—	2,528	—	1,625

Net Increase (Decrease) from Capital Transactions	(847,034)	(8,225,456)	21,791	210,042

†	On December 8, 2014, the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Predecessor Fund”) was reorganized into the Advisors’ Inner Circle III Nomura High Yield Fund. Class A, Class C and Class I of the Predecessor Fund merged into Class I of the Advisors’ Inner Circle III Nomura High Yield Fund. Information presented prior to December 8, 2014 is that of the Predecessor Fund. See Note 1.

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments, for the six month period ended March 31, 2015 were $26,335,026 and $33,452,346, respectively. There were no purchases or sales of long-term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015

short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended September 30, 2014 and September 30, 2013 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2014	$4,429,872	$—	$4,429,872
2013	2,188,131	—	2,188,131

As of September 30, 2014, the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$729,159
Undistributed Long-Term Gain	227,321
Unrealized Depreciation	(110,115)
Other	(104,845)

Total Distributable Earnings	$741,520

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at March 31, 2015, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$45,895,309	$984,440	$(2,222,776)	$(1,238,336)

9. Other:

At March 31, 2015, 92% of total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015

10. Concentration/Risk:

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2014 through March 31, 2015.

The table on the next page illustrates your Fund’s costs in two ways:

•  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

	Beginning Account Value 10/01/14	Ending Account Value 03/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,006.50	0.67%	$3.35
Hypothetical 5% Return	1,000.00	1,021.59	0.67%	3.38
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2015

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory and sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

Board meetings were held on May 15, 2014, September 18, 2014 and December 11, 2014 to decide whether to approve the Agreements for initial two-year terms. In preparation for the meetings, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the meetings, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fees to be paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s and the Sub-Adviser’s compliance systems; (vii) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s and the Sub-Adviser’s performance in managing similar accounts.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meetings to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser and the Sub-Adviser.

At the Board meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Fund, approved the Agreements. In considering the

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
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approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Fund, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel and the resources of the Adviser and the Sub-Adviser. The Trustees reviewed the terms of the proposed Agreements. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers proposed to be primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Trustees also considered that the Adviser, not the Fund, would pay the Sub-Adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee that would be payable under the sub-advisory agreement and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be

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rendered by the Adviser and the Sub-Adviser. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Fund and the Adviser’s willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreements.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Nomura High Yield Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-866-777-7818

Investment Adviser:

Nomura Asset Management U.S.A. Inc.

Worldwide Plaza

309 West 49th Street

New York, New York 10019

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

    NAM-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		The Advisors’ Inner Circle Fund III

By	(Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 9, 2015

By	(Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 9, 2015